Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Sales	$ 36,242	$ 32,647
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	4,884	4,921
BMW [Member]
Revenue from External Customer [Line Items]
Sales	5,680	4,714
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	5,032	4,596
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	4,205	4,004
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	3,717	3,510
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	8,041	6,944
Stellantis [Member]
Revenue from External Customer [Line Items]
Sales	$ 4,683	$ 3,958